Cover	Nov. 09, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity File Number	001-42421
Entity Registrant Name	FACT II ACQUISITION CORP.
Entity Central Index Key	0002028935
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14 Wall Street
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	618-1798
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-half of one redeemable warrant
Trading Symbol	FACTU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share, included as part of the units
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share, included as part of the units
Trading Symbol	FACT
Security Exchange Name	NASDAQ
Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Title of 12(b) Security	Warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	FACTW
Security Exchange Name	NASDAQ